Document and Entity Information	18 Months Ended
	Jun. 30, 2013	Sep. 10, 2013
Document And Entity Information
Entity Registrant Name	Bullfrog Gold Corp.
Entity Central Index Key	0001448597
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	true
Amendment Description	Amendment1
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		44,263,545
Document Fiscal Year Focus	2011